Long-Term Trade And Unbilled Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 178,484	$ 128,481
Contract assets (*)	133,613	130,669
Long-term trade and unbilled receivables	$ 312,097	$ 259,150